Financial Instruments	12 Months Ended
Dec. 31, 2022
Financial instruments [Abstract]
Financial Instruments

NOTE 3. FINANCIAL INSTRUMENTS
Schedule P “Categories of Financial Assets and Liabilities”, discloses the measurement categories and fair value hierarchies for financial instruments.
As of the indicated dates, the Group maintains the following portfolios of financial instruments:

Portfolio of Instruments as of 12.31.22	Fair Value through Profit or Loss	Amortized Cost	Fair Value through OCI
Assets
Cash and Due from Banks	—	447,544,202	—
Argentine Central Bank’s Bills (*)	720,162,015	34,707,901	—
Government Securities (*)	70,855,902	—	—
Corporate Securities (*)	1,252,406	—	—
Derivative Financial Instruments	3,327,780	—	—
Repurchase Transactions	—	115,523,908	—
Other Financial Assets	10,559,086	45,012,228	—
Loans and Other Financing	—	1,243,616,465	—
Other Debt Securities (*)	—	328,275,681	3,691,391
Financial Assets Pledged as Collateral	726,983	151,375,750	—
Investments in Equity Instruments	2,239,039	—	—
Liabilities
Deposits	—	2,141,977,734	—
Liabilities at fair value through profit or loss	78,223	—	—
Derivative Financial Instruments	1,694,114	—	—
Other Financial Liabilities	—	348,779,269	—
Financing Received from the Argentine Central Bank and Other Financial Institutions	—	37,438,244	—
Debt Securities	—	67,303,327	—
Subordinated Debt Securities	—	45,405,004	—
(*)    Recorded in Debt Securities at fair value trough profit or loss, except for Argentine Central Bank´s Bills at amortized cost that are recorded in Other debt securities.

Portfolio of Instruments as of 12.31.21	Fair Value through Profit or Loss	Amortized Cost	Fair Value through OCI
Assets
Cash and Due from Banks	—	462,491,302	—
Argentine Central Bank’s Bills (*)	353,680,977	—	—
Government Securities (*)	101,105,881	—	—
Corporate Securities (*)	4,802,135	—	—
Derivative Financial Instruments	2,429,223	—	—
Repurchase Transactions	—	395,830,377	—
Other Financial Assets	19,556,018	25,970,900	—
Loans and Other Financing	—	1,450,106,105	—
Other Debt Securities	—	175,560,434	8,240,568
Financial Assets Pledged as Collateral	23,423,855	45,212,824	—
Investments in Equity Instruments	2,438,682	—	—
Liabilities
Deposits	—	2,017,874,559	—
Liabilities at fair value through profit or loss	147,408	—	—
Derivative Financial Instruments	1,387,179	—	—
Repurchase Transactions	—	631,362	—
Other Financial Liabilities	—	381,231,576	—
Financing Received from the Argentine Central Bank and Other Financial Institutions	—	46,186,834	—
Debt Securities	—	54,487,112	—
Subordinated Debt Securities	—	51,182,953	—
(*)    Recorded in Debt Securities at fair value trough profit or loss.